Loans and Financing (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about loans and financing [line items]
Summary of Loans and Financing

Purpose of the loan (Unaudited)	Currency	Interest rate - %	Maturity			12.31.2024	12.31.2023
Property, plant and equipment
	US$	SIFMA	2025- 35			20.0	20.5
Guaranteed Notes
	US$	5.40% p.a.	2027			533.2	532.9
	US$	6.95% p.a.	2028			491.9	491.2
	US$	7.00% p.a.	2030			761.7	760.3
Working capital
	R$	CDI + 2.60% p.a.	2026			3.3	4.3
	Euro	3.96% p.a. a 4.52% p.a.	2024- 25			22.0	30.7
	Euro	Euribor 1M + 1.40% p.a.	2025			—	2.9
	Euro	Euribor 12M + 1.31% p.a.	2024- 26			1.2	2.3
	US$	SOFR 6M + 0.50% p.a.	2025			10.7	22.4
	US$	SOFR 6M + 2.60%	2027	(i	)	—	102.4
	US$	4.35% p.a. a 4.50% p.a.	2024- 30			26.0	25.2
	US$	SOFR 6M + 0.75% p.a.	2024- 31			66.8	57.6
Export financing
	US$	5.92% p.a.	2026			30.5	30.5
	US$	5.49% p.a.	2027			372.7	401.0
	US$	5.44% p.a.	2028	(ii	)	—	170.0
	US$	4.99% p.a.	2028	(ii	)	—	30.5
	US$	SOFR 12M + 1.77%	2028	(i	)	—	165.8
Projects
	R$	4.55% p.a.	2026- 35			13.0	13.2
	R$	TR + 2.20% p.a.	2029- 40			7.4	—
	US$	5.30% p.a. a 5.77% p.a.	2027- 35			69.8	12.7
	US$	SOFR 3M + 3.90% p.a.	2028			50.0	—
	US$	5.69% p.a.	2029- 40			0.9	—
Others
	US$	10.50% p.a.	2028			10.0	10.0

Total						2,491.1	2,886.4

Current						113.8	127.1
Non-current						2,377.3	2,759.3

(i)	In March 2024, the Company early settled these loans.
(ii)
In December 2024, the Company made the full early settlement of the contract with BNDES due in
2028
for the total amount of US$
202.2
.
No
additional costs were incurred on this amount to make the advance payment.

Summary of Maturity of Loans and Financing	As of December 31, 2024, the maturity schedule for loans and financing classified as non-current is:

2026	49.4
2027	941.3
2028	537.0
Thereafter	849.6

2,377.3